Revenue By Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 308,663	$ 273,426	$ 267,927	$ 271,463	$ 258,122	$ 248,885	$ 243,877	$ 248,017	$ 232,922	$ 899,599	$ 797,512	$ 1,070,938	$ 973,701	$ 878,159
North America [Member]
Segment Reporting Information [Line Items]
Revenue												901,210	843,645	770,848
Europe And Other [Member]
Segment Reporting Information [Line Items]
Revenue												$ 169,728	$ 130,056	$ 107,311